Inventories (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) ounce	Dec. 31, 2024 USD ($) ounce
Inventories [Line Items]
Inventories recognized expense	$ 3,911	$ 3,188
Gold in progress balance | ounce	336	229
Mines [Member]
Inventories [Line Items]
Inventories recognized expense	$ 10,100	$ 10,100